Interest in joint ventures	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Interest in joint ventures
25	Interest in joint ventures

	2018 RMB million	2017 RMB million
Share of net assets	2,812	1,015

All the Group’s joint ventures are unlisted without quoted market price. The particulars of the Group’s principal joint ventures as at December 31, 2018 are as follows:

			Proportion of ownership interest held by
	Place of establishment/ operation	Group’s effective interest	The Company	Subsidiaries	Proportion of voting rights held by the Group	Principal activity
Guangzhou Aircraft Maintenance Engineering Co., Ltd. (”GAMECO”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services

MTU Maintenance Zhuhai Co. Ltd. (“MTU”)	PRC	50%	50%	—	50%	Aircraft repair and maintenance services

There is no joint venture that is individually material to the Group.

The Group has interest in a number of individually immaterial joint ventures that are accounted for using the equity method. The aggregate financial information of these joint ventures is summarized as follows:

	2018 RMB million	2017 RMB million	2016 RMB million
Aggregate carrying amount of individually immaterial joint ventures	2,812	1,015	1,522
Aggregate amounts of the Group’s share of:
Profit from continuing operations and total comprehensive income	200	99	102